Financial Instruments Per Category - Summary of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Convertible notes, Beginning Balance	$ 324,395	$ 323,528
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	30,739	867
Change in fair value recognized in consolidated statement of comprehensive loss	16,355	0	$ 72,656
Repurchase of U.S. Notes	(38,344)
Convertible notes, Ending Balance	$ 333,145	$ 324,395	$ 323,528